Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Sep. 30, 2011 USD ($)	Sep. 30, 2011 EUR (€)	Dec. 31, 2010 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 280,745		$ 277,139
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,965,191	3,965,191
Preferred stock outstanding	3,965,191	3,965,191
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	299,673,007	299,673,007
Common stock outstanding	299,673,007	299,673,007